Horizon Kinetics Medical ETF
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Cosmetics & Toiletries - 0.7%
Haleon PLC - ADR(a)(c)	14,082	$119,556

Diagnostic Equipment - 0.2%
Pacific Biosciences of California, Inc.(b)	11,517	43,189

Medical Imaging Systems - 0.5%
GE HealthCare Technologies, Inc.	960	87,274

Medical-Biomedical-Genetics - 33.5%(d)
2seventy bio, Inc.(b)	17,275	92,421
Allogene Therapeutics, Inc.(b)	19,194	85,797
Alnylam Pharmaceuticals, Inc.(b)	2,880	430,416
Amgen, Inc.	3,359	955,031
Beam Therapeutics, Inc.(b)	9,597	317,085
Bicycle Therapeutics PLC - ADR(b)(c)	14,396	358,460
Biogen, Inc.(b)	3,119	672,550
Bluebird Bio, Inc.(b)	36,468	46,679
CRISPR Therapeutics AG(b)(c)	10,557	719,565
Editas Medicine, Inc.(b)	31,670	234,991
Intellia Therapeutics, Inc.(b)	14,396	396,034
Ionis Pharmaceuticals, Inc.(b)	12,476	540,835
Lantern Pharma, Inc.(b)	28,791	253,361
Mural Oncology PLC(b)(c)	2,304	11,267
Regeneron Pharmaceuticals, Inc.(b)	720	692,993
Replimune Group, Inc.(b)	14,396	117,615
Salarius Pharmaceuticals, Inc.(a)(b)	31,094	16,436
		5,941,536
Medical-Drugs - 59.9%(d)
AbbVie, Inc.	7,678	1,398,164
Alkermes PLC(b)(c)	23,033	623,503
AstraZeneca PLC – ADR(c)	12,476	845,249
Bristol-Myers Squibb Co.	17,755	962,854
Eli Lilly & Co.	3,359	2,613,167
Galectin Therapeutics, Inc.(b)	53,742	128,443
GSK PLC - ADR(c)	11,265	482,931
Johnson & Johnson	5,759	911,016
Merck & Co., Inc.	6,718	886,440
Novartis AG - ADR(c)	9,597	928,318
Pfizer, Inc.	25,912	719,058
Vanda Pharmaceuticals, Inc.(b)	25,912	106,498
		10,605,641
Medical-Generic Drugs - 0.5%
Sandoz Group AG - ADR(a)(b)(c)	1,920	57,792
Viatris, Inc.	3,572	42,650
		100,442
Therapeutics - 0.0%(e)
Immune Pharmaceuticals, Inc.(b)(f)(h)	1	–
TOTAL COMMON STOCKS (Cost $9,401,740)		16,897,638

RIGHTS - 0.0%(e)	Contracts	Value
Medical-Biomedical-Genetics - 0.0%(e)
Pathos AI, Inc., Expires 01/29/2025, Exercise Price $1.00(b)(f)(h)	23,992	–
TOTAL RIGHTS (Cost $-)		–
SHORT-TERM INVESTMENTS – 4.3%
Deposit Accounts – 4.3%
U.S. Bank Money Market Deposit Account, 5.19%(g)	771,332	771,332
TOTAL SHORT-TERM INVESTMENTS (Cost $771,332)		771,332

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 1.1%
U.S. Bank Money Market Deposit Account, 5.19%(g)	199,884	199,884
TOTAL INVESNTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $199,884)		199,884

TOTAL INVESTMENTS – 100.7% (Cost $10,372,956)		$17,868,854
Other Assets in Excess of Liabilities – (0.7)%		(130,422)
TOTAL NET ASSETS - 100.0%		$17,738,432

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $186,597 which represented 1.1% of net assets.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at period end.

(h)	The Horizon Kinetics Medical ETF held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.

COUNTRY	Percentage of Net Assets
United States	71.9%
Britain	10.2%
Switzerland	9.6%
Ireland	3.6%
Total Country	95.3%
RIGHTS(a)	0.0%
SHORT-TERM INVESTMENTS	4.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.1%
TOTAL INVESTMENTS	100.7%
Other assets and Liabilities, net	-0.7%
NET ASSETS	100.0%
(a) Represents less than 0.05% of net assets.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Horizon Kinetics Medical ETF
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks*	16,897,638	–	–	+	16,897,638
Rights	–	–	–	+	–
Deposit Accounts	771,332	–	–		771,332
Investments Purchased with Proceeds from Securities Lending	199,884	–	–		199,884
Total Assets	17,868,854	–	–		17,868,854

* Refer to the Schedule of Investments for industry classifications.

+ The Horizon Kinetics Medical ETF held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.